1933 Act Registration No. 33-11351
                                       1940 Act File No. 811-4978

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D. C.  20549

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
   Post Effective Amendment No. 42                               [X]

                               and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
   Amendment No. 43                                              [X]

                     STEIN ROE INVESTMENT TRUST
         (Exact Name of Registrant as Specified in Charter)

    One South Wacker Drive, Chicago, Illinois       60606
     (Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code:  1-800-338-2550

    Jilaine Hummel Bauer          Cameron S. Avery
    Executive Vice-President      Bell, Boyd & Lloyd
       & Secretary                Three First National Plaza
    Stein Roe Investment Trust    Suite 3300
    One South Wacker Drive        70 W. Madison Street
    Chicago, Illinois  60606      Chicago, Illinois  60602
           (Name and Address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box):

[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

Registrant has previously elected to register pursuant to Rule 24f-2 an indefinite number of shares of beneficial interest of the following series: Stein Roe Growth & Income Fund, Stein Roe Balanced Fund, Stein Roe Growth Stock Fund, Stein Roe Capital Opportunities Fund, Stein Roe Special Fund, Stein Roe International Fund, Stein Roe Young Investor Fund, Stein Roe Special Venture Fund, Stein Roe Emerging Markets Fund, and Stein Roe Growth Opportunities Fund. The Rule 24f-2 Notice for the fiscal year ended September 30, 1996 was filed on November 14, 1996.

This amendment to the Registration Statement has also been signed by SR&F Base Trust as it relates to Stein Roe Growth & Income Fund, Stein Roe Balanced Fund, Stein Roe Growth Stock Fund, Stein Roe Young Investor Fund, Stein Roe Special Fund, Stein Roe Special Venture Fund, and Stein Roe International Fund.

                    STEIN ROE INVESTMENT TRUST
                     CROSS REFERENCE SHEET

Item
No.  Caption
                             Part A
1      Front cover
2      Fee Table; Summary
3 (a)  Financial Highlights
  (b)  Financial Highlights
  (c)  Investment Return
  (d)  Financial Highlights
4 Organization and Description of Shares; The Fund[s]; Investment Policies; Investment Restrictions; Risks
       and Investment Considerations; Portfolio Investments and Strategies; Summary--Investment Risks
5 (a)  Management--Trustees and Investment Adviser
  (b)  Management--Trustees and Investment Adviser,
       Fees and Expenses
  (c)  Management--Portfolio Managers
  (d)  Inapplicable
  (e)  Management--Transfer Agent
  (f)  Management--Fees and Expenses; Financial Highlights
  (g)  Inapplicable
5A     Inapplicable
6 (a) Organization and Description of Shares; see Statement of Additional Information--General Information and History
  (b)  Inapplicable
  (c)  Organization and Description of Shares
  (d)  Organization and Description of Shares
  (e)  Summary
  (f)  Distributions and Income Taxes; Shareholder Services
  (g)  Distributions and Income Taxes
  (h)  Special Considerations Regarding Master Fund/Feeder Fund
       Structure
7      How to Purchase Shares
  (a)  Management--Distributor
  (b)  How to Purchase Shares;
       Net Asset Value
  (c)  Inapplicable
  (d)  How to Purchase Shares
  (e)  Inapplicable
  (f)  Inapplicable
  (g)  Inapplicable
8 (a)  How to Redeem Shares; Shareholder Services
  (b)  How to Purchase Shares
  (c)  How to Redeem Shares
  (d)  How to Redeem Shares
9      Inapplicable

                              Part B
10     Cover page
11     Table of Contents
12     General Information and History
13 Investment Policies; Portfolio Investments and Strategies; Investment Restrictions
14     Management
15(a)  Inapplicable
  (b)  Principal Shareholders
  (c)  Principal Shareholders
16(a)  Investment Advisory Services; Management; see prospectus:
       Management
  (b)  Investment Advisory Services
  (c)  Inapplicable
  (d)  Investment Advisory Services
  (e)  Inapplicable
  (f)  Inapplicable
  (g)  Inapplicable
  (h)  Custodian; Independent Public Accountants
  (i)  Transfer Agent
17(a)  Portfolio Transactions
  (b)  Inapplicable
  (c)  Portfolio Transactions
  (d)  Portfolio Transactions
  (e)  Inapplicable
18     General Information and History
19(a) Purchases and Redemptions; see prospectus: How to Purchase Shares, How to Redeem Shares, Shareholder Services
  (b)  Purchases and Redemptions; see prospectus: Net Asset Value
  (c)  Purchases and Redemptions
20 Additional Income Tax Considerations; Portfolio Investments and Strategies--Taxation of Options and Futures
21(a)  Distributor
  (b)  Inapplicable
  (c)  Inapplicable
22(a)  Inapplicable
  (b)  Investment Performance
23     Financial Statements

                           Part C
24  Financial Statements and Exhibits
25  Persons Controlled By or Under Common Control with Registrant
26  Number of Holders of Securities
27  Indemnification
28  Business and Other Connections of Investment Adviser
29  Principal Underwriters
30  Location of Accounts and Records
31  Management Services
32  Undertakings

The prospectuses and statements of additional information relating to Stein Roe Growth & Income Fund, Stein Roe Balanced Fund, Stein Roe Growth Stock Fund, Stein Roe Special Fund, Stein Roe Special Venture Fund, Stein Roe Capital Opportunities Fund, Stein Roe International Fund, Stein Roe Young Investor Fund, Stein Roe Emerging Markets Fund and Stein Roe Growth Opportunities Fund, all of the series of Stein Roe Investment Trust, are not affected by the filing of this post-effective amendment No. 42.

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) 1. Financial statements included in Part A of this Amendment to the Registration Statement: Financial Highlights.

    2.  Financial statements included in Part B of this Amendment:
        Financial statements (investments as of September 30, 1996, balance sheets as of September 30, 1996, statements of operations for the year ended September 30, 1996, statements of changes in net assets for each of the two years in the period ended September 30, 1996, and notes thereto) are incorporated by reference to Registrant's September 30, 1996 annual reports.

(b) Exhibits: [Note: As used herein, the term "Registration Statement" refers to the Registration Statement of the Registrant on Form N-1A under the Securities Act of 1933, No. 33-11351. The terms "Pre-Effective Amendment" and "PEA" refer, respectively, to a pre-effective amendment and a post-effective amendment to the Registration Statement.]

     1. (a) Agreement and Declaration of Trust as amended through February 1, 1996. (Exhibit 1 to PEA #32.)*
         (b) Amendment dated December 31, 1996 to Agreement and
             Declaration of Trust.  (Exhibit 1(b) to PEA #37.)*

     2.  By-Laws of Registrant as amended through February 3,
         1993. (Exhibit 2 to PEA #34).*

     3.  None.

     4.  Inapplicable.

     5.  Management agreement between Registrant and Stein Roe
         & Farnham Incorporated (the "Adviser") as amended through July 1, 1996. (Exhibit 5(a) to PEA #34.)*

     6. (a) Underwriting agreement between Registrant and Liberty Securities Corporation dated June 22, 1987 as amended through October 28, 1992. (Exhibit 6 to PEA #34).*
         (b) Specimen copy of selected dealer agreement. (Exhibit 6(b) to PEA #40.)*

     7.  None.

     8.  Custodian contract between Registrant and State Street
         Bank and Trust Company as amended through May 8, 1995.
         (Exhibit 8 to PEA #31.)*

     9. (a) Restated Transfer Agency Agreement between Registrant and SteinRoe Services Inc. dated August 1, 1995.(Exhibit 9(a) to PEA #31.)*
         (b) Accounting and Bookkeeping Agreement dated August 1, 1994. (Exhibit 9(b) to PEA #34.)*
         (c) Administrative Agreement between Registrant and the Adviser dated August 15, 1995 as amended through July 1, 1996. (Exhibit 9(c) to PEA #34.)*
         (d) Sub-transfer agent agreement with Colonial Investors Service Center as amended through June 30, 1997. (Exhibit 9(d) to PEA #41.)*

    10. (a) Opinions and consents of Ropes & Gray. (Exhibit 10(a) to PEA #34).*
         (b) Opinions and consents of Bell, Boyd & Lloyd with respect to SteinRoe Prime Equities (now named Stein Roe Growth & Income Fund), Stein Roe Capital Opportunities Fund, Stein Roe Special Fund, SteinRoe Stock Fund (now named Stein Roe Growth Stock Fund), SteinRoe Total Return Fund (now named Stein Roe Balanced Fund), Stein Roe International Fund,
             Stein Roe Young Investor Fund, and Stein Roe Special Venture Fund. (Exhibit 10(b) to PEA #34).*
         (c) Opinion and consent of Bell, Boyd & Lloyd with respect to Stein Roe Emerging Markets Fund. (Exhibit 10(c) to PEA #37.)*
         (d) Opinion and consent of Bell, Boyd & Lloyd with respect to Stein Roe Growth Opportunities Fund. (Exhibit 10(d) to PEA #39.)*

    11. (a) Consent of Arthur Andersen LLP, independent public accountants.
         (b) Consent of Morningstar, Inc.  (Exhibit 11(b) to PEA
             #34).*

    12. Unaudited financial statements (schedule of investments, balance sheet, statement of operations, statement of changes in net assets, and notes thereto) as of Sept. 30, 1997, relating to the series Stein Roe Growth
         Opportunities Fund.

    13.  Inapplicable.

    14. (a) Stein Roe & Farnham Funds Individual Retirement
            Account Plan.  (Exhibit 14 to PEA #41.)*
        (b) Stein Roe & Farnham Prototype Paired Defined
            Contribution Plan.**

    15.  None.

    16. Schedules for computation of each performance quotation provided in the Registration Statement in response to Item 22 for SteinRoe Prime Equities (now named Stein Roe Growth & Income Fund), Stein Roe Total Return Fund (now named Stein Roe Balanced Fund), Stein Roe Stock Fund (now named Stein Roe Growth Stock Fund), Stein Roe Capital Opportunities Fund, Stein Roe Special Fund, Stein Roe International Fund, Stein Roe Young Investor Fund, and Stein Roe Special Venture Fund. (Exhibit 16 to PEA #34).*

    17.  (a) Financial Data Schedule--Stein Roe Growth & Income
             Fund.
         (b) Financial Data Schedule--Stein Roe Balanced Fund.
         (c) Financial Data Schedule--Stein Roe Growth Stock Fund.
         (d) Financial Data Schedule--Stein Roe Capital
             Opportunities Fund.
         (e) Financial Data Schedule--Stein Roe Special Fund.
         (f) Financial Data Schedule--Stein Roe International
             Fund.
         (g) Financial Data Schedule--Stein Roe Young Investor
             Fund.
         (h) Financial Data Schedule--Stein Roe Special Venture
             Fund.
         (i) Financial Data Schedule--Stein Roe Emerging Markets
             Fund
         (j) Financial Data Schedule--Stein Roe Growth
             Opportunities Fund

    18.  Inapplicable

    19.  (Miscellaneous.)
         (a) Mutual Fund Application. (Exhibit 19(a) to PEA #40.)*
         (b) Automatic Redemption Services Application. (Exhibit 19(c) to PEA #34).*
_______________________
 *Incorporated by reference.
**Incorporated by reference to Exhibit 14(b) to post-effective amendment No. 33 to the Registration Statement on Form N-1A of Stein Roe Income Trust, No. 33-02633.

Item 25.  Persons Controlled By or Under Common Control with
Registrant.

The Registrant does not consider that it is directly or indirectly controlling, controlled by, or under common control with other persons within the meaning of this Item. See "Investment Advisory Services," "Management," and "Transfer Agent" in the Statement of Additional Information, each of which is incorporated herein by reference.

Item 26.  Number of Holders of Securities.

                                          Number of Record Holders
            Title of Series               as of September 30, 1997
     ---------------------------------  -------------------------
     Stein Roe Growth & Income Fund                 8,858
     Stein Roe International Fund                   4,403
     Stein Roe Young Investor Fund                 99,536
     Stein Roe Special Venture Fund                 4,814
     Stein Roe Emerging Markets Fund                3,399
     Stein Roe Growth Opportunities Fund            3,710
     Stein Roe Balanced Fund                        6,300
     Stein Roe Growth Stock Fund                   14,922
     Stein Roe Capital Opportunities Fund          37,090
     Stein Roe Special Fund                        32,583

Item 27.  Indemnification.

Article Tenth of the Agreement and Declaration of Trust of Registrant (Exhibit 1), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Unless otherwise permitted under the 1940 Act,

     (i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

     (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

     (iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article Tenth also provides that its indemnification provisions are not exclusive.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

Pursuant to the indemnification agreement among the Registrant, its transfer agent and its investment adviser dated July 1, 1995, the Registrant, its trustees, officers and employees, its transfer agent and the transfer agent's directors, officers and employees are indemnified by Registrant's investment adviser against any and all losses, liabilities, damages, claims and expenses arising out of any act or omission of the Registrant or its transfer agent performed in conformity with a request of the investment adviser that the transfer agent and the Registrant deviate from their normal procedures in connection with the issue, redemption or transfer of shares for a client of the investment adviser.

Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.

Item 28.  Business and Other Connections of Investment Adviser.

The Adviser is a wholly-owned subsidiary of SteinRoe Services Inc. ("SSI"), which in turn is a wholly-owned subsidiary of Liberty Financial Companies, Inc., which is a majority owned subsidiary of LFC Holdings, Inc., which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company. The Adviser acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of officers and directors of the Adviser, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the statement of additional information (part B) entitled "Investment Advisory Services."

Certain directors and officers of the Adviser also serve and have during the past two years served in various capacities as officers, directors, or trustees of SSI and of the Registrant, SR&F Base Trust, and/or other investment companies managed by the Adviser.  (The listed entities are located at One South
Wacker Drive, Chicago, Illinois 60606, except for SteinRoe Variable Investment Trust and Keyport Variable Investment Trust, which are located at Federal Reserve Plaza, Boston, MA 02210 and LFC Utilities Trust, which is located at One Financial
Center, Boston, MA 02111.)  A list of such capacities is given below.
                                                 POSITION FORMERLY
                                                    HELD WITHIN
                      CURRENT POSITION              PAST TWO YEARS
                      -------------------        -----------------
STEINROE SERVICES INC.
Gary A. Anetsberger   Vice President
Timothy K. Armour     Vice President
Jilaine Hummel Bauer  Vice President; Secretary
Kenneth J. Kozanda    Vice President; Treasurer
Kenneth R. Leibler    Director
C. Allen Merritt, Jr. Director; Vice President
Hans P. Ziegler       Director, President,          Vice Chairman
                       Chairman

SR&F BASE TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive Vice-President; Secy.
Thomas W. Butch       Executive Vice-President
Loren A. Hansen       Executive Vice-President
Michael T. Kennedy                                  Vice-President
Lynn C. Maddox                                      Vice-President
Jane M. Naeseth                                     Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE INCOME TRUST; STEIN ROE INSTITUTIONAL TRUST; AND
STEIN ROE TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive V-P; Secretary
Thomas W. Butch       Executive Vice-President      Vice-President
Philip J. Crosley     Vice-President
Loren A. Hansen       Executive Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Steven P. Luetger                                   Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
Jane M. Naeseth       Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive V-P; Secretary
Bruno Bertocci        Vice-President
David P. Brady        Vice-President
Thomas W. Butch       Executive Vice-President      Vice-President
Daniel K. Cantor      Vice-President
Philip J. Crosley     Vice-President
E. Bruce Dunn                                       Vice-President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
David P. Harris       Vice-President
Harvey B. Hirschhorn  Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
Arthur J. McQueen     Vice-President
Richard B. Peterson   Vice-President
M. Gerard Sandel      Vice-President
Gloria J. Santella    Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE ADVISOR TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive V-P; Secretary
Bruno Bertocci        Vice-President
David P. Brady        Vice-President
Thomas W. Butch       Executive Vice-President      Vice-President
Daniel K. Cantor      Vice-President
Philip J. Crosley     Vice-President
E. Bruce Dunn                                       Vice-President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
David P. Harris       Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
M. Jane McCart        Vice-President
Arthur J. McQueen     Vice-President
Richard B. Peterson   Vice-President
M. Gerard Sandel      Vice-President
Gloria J. Santella    Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE MUNICIPAL TRUST
William D. Andrews    Executive Vice-President
Gary A. Anetsberger   Sr. Vice-President            Treasurer
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive V-P; Secretary
Thomas W. Butch       Executive Vice-President      Vice-President
Joanne T. Costopoulos Vice-President
Philip J. Crosley     Vice-President
Loren A. Hansen       Executive Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
M. Jane McCart        Vice-President
Hans P. Ziegler       Executive Vice-President

STEINROE VARIABLE INVESTMENT TRUST
Gary A. Anetsberger   Treasurer
Timothy K. Armour     Vice President
Jilaine Hummel Bauer  Vice President
E. Bruce Dunn                                       Vice President
Erik P. Gustafson     Vice President
Harvey B. Hirschhorn  Vice President
Michael T. Kennedy    Vice President
Jane M. Naeseth       Vice President
Richard B. Peterson   Vice President

LFC UTILITIES TRUST
Gary A. Anetsberger   Vice President
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President

KEYPORT VARIABLE INVESTMENT TRUST
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President

Item 29.  Principal Underwriters.

Registrant's principal underwriter, Liberty Securities Corporation, is a wholly owned subsidiary of Liberty Investment Services, Inc., a wholly owned subsidiary of Liberty Financial Services, Inc. which, in turn, is a wholly owned subsidiary of Liberty Financial Companies, Inc. Liberty Financial Companies, Inc. is a public corporation whose majority shareholder is LFC Holdings, Inc., a wholly owned subsidiary of Liberty Mutual Equity Corporation. Liberty Mutual Equity Corporation is a wholly owned subsidiary of Liberty Mutual Insurance Company.

Liberty Securities Corporation is principal underwriter for the following investment companies:

Stein Roe Income Trust
Stein Roe Municipal Trust
Stein Roe Investment Trust
Stein Roe Institutional Trust
Stein Roe Trust

Set forth below is information concerning the directors and officers of Liberty Securities Corporation:
                                                      Positions
                      Positions and Offices         and Offices
Name                    with Underwriter           with Registrant
------------------    --------------------          --------------
Porter P. Morgan      Chairman of the Board; Director       None
Frank L. Tarantino    President; Chief Operating
                        Officer; Director                   None
Robert L. Spadafora   Executive Vice President -
                        Sales and Marketing                 None
John T. Treece, Jr.   Senior Vice President - Operations    None
John W. Reading       Senior Vice President and
                        Assistant Secretary                 None
Valerie A. Arendell   Senior Vice President - Sales         None
Gerald H. Stanney,    Vice President and Compliance
   Jr.                  Officer (Boston)                    None
Jilaine Hummel Bauer  Vice President and Compliance    Exec. V-P &
                        Officer (Chicago)               Secretary
Bruce F. Ripepi       Vice President, General Counsel       None
                        and Assistant Secretary
Timothy K. Armour     Vice President                   President,
                                                         Trustee
Lindsay Cook          Vice President                     Trustee
Ralph E. Nixon        Vice President                        None
Joyce B. Riegel       Vice President                        None
Heidi J. Walter       Vice President                        V-P
Glenn E. Williams     Assistant Vice President              None
Philip J. Iudice      Treasurer                             None
John A. Benning       Secretary                             None
John A. Davenport     Assistant Secretary                   None
Marjorie M. Pluskota  Assistant Secretary                   None
C. Allen Merritt, Jr. Assistant Treasurer; Assistant
                        Secretary; Director                 None

The principal business address of Mr. Armour, Ms. Bauer, Ms. Pluskota, Ms. Riegel and Ms. Walter is One South Wacker Drive, Chicago, IL 60606; that of Mr. Williams is Two Righter Parkway, Wilmington, DE 19803; that of Mr. Ripepi is 100 Manhattanville Road, Purchase, NY 10577; and that of the other officers is 600 Atlantic Avenue, Boston, MA 02210-2214.

Item 30.  Location of Accounts and Records.

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One South Wacker Drive, Chicago, Illinois 60606. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent or custodian.

Item 31.  Management Services.

None.

Item 32.  Undertakings.

If requested to do so by the holders of at least 10% of the Trust's outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940.

Since the information called for by Item 5A is contained in the latest annual reports to shareholders, Registrant undertakes with respect to each series to furnish each person to whom a prospectus is delivered with a copy of the latest annual report to shareholders upon request and without charge.

                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 7th day of November, 1997.
                                 STEIN ROE INVESTMENT TRUST

                                 By      TIMOTHY K. ARMOUR
                                      Timothy K. Armour, President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                    Title*                      Date
------------------------   ---------------------   ---------------
TIMOTHY K. ARMOUR           President and Trustee  November 7, 1997
Timothy K. Armour
Principal Executive Officer

GARY A. ANETSBERGER         Senior Vice-President  November 7, 1997
Gary A. Anetsberger
Principal Financial Officer

SHARON R. ROBERTSON         Controller             November 7, 1997
Sharon R. Robertson
Principal Accounting Officer

KENNETH L. BLOCK            Trustee                November 7, 1997
Kenneth L. Block

WILLIAM W. BOYD             Trustee                November 7, 1997
William W. Boyd

LINDSAY COOK                Trustee                November 7, 1997
Lindsay Cook

DOUGLAS A. HACKER           Trustee                November 7, 1997
Douglas A. Hacker

JANET LANGFORD KELLY        Trustee                November 7, 1997
Janet Langford Kelly

FRANCIS W. MORLEY           Trustee                November 7, 1997
Francis W. Morley

CHARLES R. NELSON           Trustee                November 7, 1997
Charles R. Nelson

THOMAS C. THEOBALD          Trustee                November 7, 1997
Thomas C. Theobald

*This amendment to the Registration Statement has also been signed by the above persons in their capacities as trustees and officers of SR&F Base Trust.

                     STEIN ROE INVESTMENT TRUST
             INDEX TO EXHIBITS FILED WITH THIS AMENDMENT

Exhibit
Number   Description
-------  ------------

11(a)    Consent of Arthur Andersen LLP

12       Unaudited financial statements of Growth Opportunities
         Fund

17(a)    Financial Data Schedule--Stein Roe Growth & Income Fund

17(b)    Financial Data Schedule--Stein Roe Balanced Fund

17(c)    Financial Data Schedule--Stein Roe Growth Stock Fund

17(d)    Financial Data Schedule--Stein Roe Capital
         Opportunities Fund

17(e)    Financial Data Schedule--Stein Roe Special Fund

17(f)    Financial Data Schedule--Stein Roe International Fund

17(g)    Financial Data Schedule--Stein Roe Young Investor Fund

17(h)    Financial Data Schedule--Stein Roe Special Venture Fund

17(i)    Financial Data Schedule--Stein Roe Emerging Markets
         Fund

17(j)    Financial Data Schedule--Stein Roe Growth Opportunities
         Fund